INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€)	Common shares	Share premium	Share based payment reserve	Other comprehensive income	Retained loss	Total
Balance at beginning at Dec. 31, 2024	€ 6,430,000	€ 314,345,000	€ 9,300,000	€ 914,000	€ (217,735,000)	€ 113,254,000
Loss for the period					(42,991,000)	(42,991,000)
Other comprehensive income/(loss) for the period				230,000		230,000
Total comprehensive loss for the period				230,000	(42,991,000)	(42,761,000)
Equity-settled share-based payments
Granted during the period			2,860,000			2,860,000
Expired during the period			(466,000)		466,000
Exercised during the period	1,000	43,000	(49,000)		49,000	44,000
Total transactions with owners of the company recognized directly in equity	1,000	43,000	2,345,000		515,000	2,904,000
Balance at end at Jun. 30, 2025	6,431,000	314,388,000	11,645,000	1,144,000	(260,211,000)	73,397,000
Balance at beginning at Dec. 31, 2025	6,505,000	335,134,000	12,395,000	1,124,000	(306,029,000)	49,129,000
Loss for the period					(48,910,000)	(48,910,000)
Other comprehensive income/(loss) for the period				1,000		1,000
Total comprehensive loss for the period				1,000	(48,910,000)	(48,909,000)
Equity-settled share-based payments
Granted during the period			2,442,000			2,442,000
Expired during the period			(393,000)		393,000
Exercised during the period	1,000	24,000				25,000
Impact modification vested RSUs			(976,000)		976,000
Issuance of shares on conversion of convertible bond	17,000	4,389,000				4,406,000
Issuance of shares for cash	552,000	81,123,000				81,675,000
Transaction cost		(5,659,000)				(5,659,000)
Total transactions with owners of the company recognized directly in equity	570,000	79,877,000	1,073,000		1,369,000	82,889,000
Balance at end at Jun. 30, 2026	€ 7,075,000	€ 415,011,000	€ 13,468,000	€ 1,125,000	€ (353,570,000)	€ 83,109,000